Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Schedule of the summary of borrowings

Figures in million – SA rand	Notes	2022	2021	2020
US$600 million RCF	28.1	—	—	6,978
R5.5 billion RCF	28.2	—	—	—
2022 and 2025 Notes[1]		—	—	10,136
2026 and 2029 Notes	28.3	20,140	18,785	—
Burnstone Debt	28.4	2,540	1,507	1,263
Other borrowings	28.5	42	—	—
Franco-Nevada liability		2	2	2
Stillwater Convertible Debentures		4	4	4
Total borrowings		22,728	20,298	18,383
Reconciliation of the non-current and current portion of the borrowings:
Borrowings		22,728	20,298	18,383
Current portion of borrowings		(122)	(107)	(886)
Non-current portion of borrowings		22,606	20,191	17,497
[1] Given surplus liquidity within the Group and in line with the Group’s capital allocation framework, management elected to redeem the 2022 Notes on 2 August 2021 (the Redemption Date). The redemption price was the principal amount of the 2022 Notes, plus accrued and unpaid interest on the 2022 Notes up to, but excluding, the Redemption Date, amounting to US$355.8 million and was settled on 2 August 2021. During December 2021, the Group also elected to redeem the 2025 Notes at a redemption price of 103.6% of the principal amount of the 2025 Notes, plus accrued and unpaid interest on the 2025 Notes, amounting to US$370.2 million which includes an early settlement premium of R196 million recognised as an early redemption premium on the 2025 Notes in profit or loss. The 2025 Notes were settled on 6 December 2021

Terms of the US$600 million RCF
Facility:	US$600 million
Interest rate:	LIBOR
Interest rate margin:	1.85% if net debt to adjusted EBITDA is equal to or less than 2.50x
2.00% if net debt to adjusted EBITDA is greater than 2.50x
Term of facility:	Three years, subject to two one-year extensions at the lenders option. As at 31 December 2021, all lenders in the facility have extended the maturity date to April 2023.
Borrowers:	The Company, SGL, Stillwater, Kroondal, SRPM and WPL
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM and WPL

Terms of the R5.5 billion RCF
Facility:	R5.5 billion
Interest rate:	JIBAR
Interest rate margin:	A margin of between 2.4% and 2.9% dependent on the net debt to adjusted EBITDA ratio.
Term of facility:	Three years, subject to two one-year extensions at the lenders' option. All facility lenders have approved the first and second extension with the loan facility now maturing on 11 November 2024.
Borrowers:	The Company, SGL, Kroondal, SRPM and WPL
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM and WPL

Facility:	US$675 million 4.0% Senior Notes due 2026
US$525 million 4.5% Senior Notes due 2029
Interest rate:	2026 Notes: 4.0%
2029 Notes: 4.5%
Term of the Notes:	2026 Notes: Five years
2029 Notes: Eight years
Issuer:	Stillwater
Guarantors:	Each of the Notes are fully and unconditionally guaranteed, jointly and severally by the Guarantors (the Company, SGL, Kroondal, SRPM and WPL). The Guarantees rank equally in right of payment to all existing and future senior debt of the Guarantors.

Schedule of the rollforward of borrowings

Figures in million - SA rand	Notes	2022	2021	2020
Balance at beginning of the year		20,298	18,383	23,736
Borrowings acquired on acquisition of subsidiary	16.1,16.2	39	—	—
Loans raised[1]		8,000	20,622	16,289
Loans repaid		(8,003)	(20,252)	(18,335)
US$ Convertible Bond converted into shares		—	—	(5,578)
Unwinding of loans recognised at amortised cost	5.2	216	302	394
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs)	5.2	1,046	801	1,290
Accrued interest paid		(1,061)	(706)	(1,298)
Early redemption premium on the 2025 Notes		—	196	—
Loss/(gain) on the revised cash flow of the Burnstone Debt	28.4	776	2	(264)
Loss on foreign exchange differences and foreign currency translation		1,417	950	2,149
Balance at end of the year		22,728	20,298	18,383
1 At 31 December 2021, the portion of transaction costs accrued for and not yet settled in respect of the 2026 and 2029 Notes amounted to R29 million

Figures in million – SA rand	2022	2021	2020
Balance at beginning of the year	—	6,978	5,712
Loans raised	—	703	7,218
Loans repaid	—	(7,728)	(6,802)
Accrued interest[1]	62	113	232
Accrued interest paid	(62)	(113)	(232)
Loss on foreign exchange differences	—	47	850
Balance at end of the year[2]	—	—	6,978
[1] Includes commitment fees
[2] The US$600 million RCF has been refinanced by the Group subsequent to the reporting date (see note 41.2)

Figures in million –SA rand	2022	2021	2020
Balance at beginning of the year	—	—	2,500
Loans raised	8,000	—	5,000
Loans repaid	(8,000)	—	(7,500)
Accrued interest[1]	155	66	200
Accrued interest paid	(155)	(66)	(200)
Inter Bank transfer	—	—	—
Balance at end of the year	—	—	—
[1] Includes commitment fees

Figures in million – SA rand	2022	2021	2020
Balance at beginning of the year	18,785	—	—
Loans raised	—	18,208	—
Interest charge	829	99	—
Unwinding of amortised cost	68	8	—
Accrued interest paid	(844)	—	—
Loss on foreign exchange differences	1,302	470	—
Balance at end of the year	20,140	18,785	—

Figures in million – SA rand	Note	2022	2021	2020
Balance at beginning of the year		1,507	1,263	1,330
Unwinding of amortised cost		148	125	148
Loss/(gain) on revised estimated cash flows[1]	7	776	2	(264)
Loss/(gain) on foreign exchange differences		109	117	49
Balance at end of the year		2,540	1,507	1,263
1 At 31 December 2022, the expected free cash flows expected to repay the loan as detailed above were revised as a result of revised cash flows over the life-of-mine plan due to:
•Revised forecast costs and capital expenditure; and
•Revised weighted average gold prices 2022: R793,473/kg (2021: R729,270/kg and 2020: R733,037/kg) and long term exchange rates 2022: R15.50/US$ (2021: R15.00/US$ and 2020: R16.00/US$) based on a LOM of 22 years. A2 is discounted using a 5.9% discount rate and A3 and A4 is discounted at 9.5%

Figures in million – SA rand	Note	2022	2021	2020
Balance at beginning of the year		—	—	—
Loans raised		—	1,711	4,071
Loans repaid		(3)	(1,684)	(4,020)
Borrowings acquired on acquisition of subsidiary	16.1,16.2	39	—	—
Loss/(gain) on foreign exchange differences		6	(27)	(51)
Balance at end of the year		42	—	—

Schedule of fair value of borrowings
The table below shows the fair value and carrying amount of borrowings where the carrying amount does not approximate fair value:

	Carrying value	Fair value
Figures in million - SA rand		Level 1	Level 2	Level 3
31 December 2022
2026 and 2029 Notes[1]	20,140	17,379	—	—
Burnstone Debt[2]	2,540	—	—	2,245
Total	22,680	17,379	—	2,245
31 December 2021
2026 and 2029 Notes[1]	18,785	18,664	—	—
Burnstone Debt[2]	1,507	—	—	2,996
Total	20,292	18,664	—	2,996
31 December 2020
2022 and 2025 Notes[1]	10,136	10,637	—	—
Burnstone Debt[2]	1,263	—	—	2,075
Total	11,399	10,637	—	2,075
[1] The fair value is based on the quoted market prices of the notes
[2] The fair value of the Burnstone Debt has been derived from discounted cash flow models. These models use several key assumptions, including estimates of future sales volumes, gold prices, operating costs, capital expenditure and discount rate. See note 28.4 for the key assumptions used, except for the discount rate applied of 10.52% (2021: 4.18%, 2020: 5.56%). The fair value estimate is sensitive to changes in the key assumptions, for example, increases in the market related discount rate would decrease the fair value if all other inputs remain unchanged. The extent of the fair value changes would depend on how inputs change in relation to each other

Schedule of interest rate sensitivity analysis

	Change in interest expenses for a change in interest rate[1]
Figures in million - SA rand	(1.5)%	(1.0)%	(0.5)%	0.5%	1.0%	1.5%
31 December 2022
- JIBAR	—	—	—	—	—	—
- LIBOR	36	24	12	(12)	(24)	(36)
Change in finance expense	36	24	12	(12)	(24)	(36)
31 December 2021
- JIBAR	—	—	—	—	—	—
- LIBOR	21	14	7	(7)	(14)	(21)
Change in finance expense	21	14	7	(7)	(14)	(21)
31 December 2020
- JIBAR	—	—	—	—	—	—
- LIBOR	122	82	41	(41)	(82)	(122)
Change in finance expense	122	82	41	(41)	(82)	(122)
[1] Interest rate sensitivity analysis is performed on the borrowings balance at 31 December

Schedule of the exposure to interest rate changes and the contractual repricing dates
The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates is as follows:

Figures in million - SA rand	2022	2021	2020
Floating rate with exposure to change in JIBAR	—	—	—
Floating rate with exposure to change in LIBOR	2,424	1,416	8,157
Non-current borrowings exposed to interest rate changes	2,424	1,416	8,157

The Group has the following undrawn borrowing facilities:
Committed	16,403	15,749	7,336
Uncommitted	2,427	2,276	2,460
Total undrawn facilities	18,830	18,025	9,796

All of the above facilities have floating rates. The undrawn committed facilities have the following expiry dates:
- within one year	10,903	685	229
- later than one year and not later than two years	5,500	9,564	229
- later than two years and not later than three years	—	5,500	6,878
Total undrawn committed facilities	16,403	15,749	7,336

Schedule of the calculation of net debt to adjusted EBITDA ratio

Figures in million - SA rand	2022	2021	2020
Borrowings[1]	20,188	18,791	17,119
Cash and cash equivalents[2]	26,038	30,257	20,206
Net (cash)/debt[3]	(5,850)	(11,466)	(3,087)
Adjusted EBITDA[4]	41,111	68,606	49,385
Net (cash)/debt to adjusted EBITDA (ratio)[5]	(0.14)	(0.17)	(0.06)
[1] Borrowings are only those borrowings that have recourse to Sibanye-Stillwater. Borrowings, therefore, exclude the Burnstone Debt
[2] Cash and cash equivalents exclude cash of Burnstone
[3] Net (cash)/debt represents borrowings and bank overdraft less cash and cash equivalents. Borrowings are only those borrowings that have recourse to Sibanye-Stillwater and, therefore, exclude the Burnstone Debt. Net (cash)/debt excludes cash of Burnstone
[4] The adjusted EBITDA calculation is based on the definitions included in the facility agreements for compliance with the debt covenant formula, except for impact of new accounting standards and acquisitions, where the facility agreements allow the results from the acquired operations to be annualised. Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
[5] Net (cash)/debt to adjusted EBITDA ratio is defined as net (cash)/debt as of the end of a reporting period divided by adjusted EBITDA of the 12 months ended on the same reporting date. Non-IFRS measures such as net (cash)/debt to adjusted EBITDA is the responsibility of the Group’s Board of Directors and is presented for illustration purposes only, and because of its nature, net (cash)/ debt to adjusted EBITDA should not be considered as a representation of financial performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity

Schedule of reconciliation of (loss)/profit before royalties and tax to adjusted EBITDA
Reconciliation of profit/(loss) before royalties, carbon tax and tax to adjusted EBITDA:

Figures in million - SA rand	2022	2021	2020
Profit before royalties, carbon tax and tax	29,728	50,275	37,250
Adjusted for:
Amortisation and depreciation	7,087	8,293	7,593
Interest income	(1,203)	(1,202)	(1,065)
Finance expense	2,840	2,496	3,152
Share-based payments	218	383	512
Loss on financial instruments	4,279	6,279	2,450
(Gain)/loss on foreign exchange differences	(616)	(1,149)	255
Share of results of equity-accounted investees after tax	(1,287)	(1,989)	(1,700)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(71)	(167)	(464)
Gain on disposal of property, plant and equipment	(162)	(36)	(99)
(Reversal of impairments)/impairments	(6)	5,148	(121)
Early redemption premium on the 2025 Notes	—	196	—
Loss on BTT early settlement	—	—	186
Loss on deconsolidation of subsidiaries	308	—	—
Restructuring costs	363	107	436
Transaction costs	152	140	139
Loss on settlement of US$ Convertible Bond	—	—	1,507
Loss due to dilution of interest in joint operation	—	4	30
Income on settlement of dispute	—	—	(580)
IFRS 16 lease payments	(163)	(142)	(148)
Profit on sale of Lonmin Canada	(145)	—	—
Profit on sale of St Helena Hospital	—	(16)	—
Occupational healthcare (gain)/expense	(211)	(14)	52
Adjusted EBITDA	41,111	68,606	49,385